Schedule of Components of the 12% Amended Senior Secured Notes and Carrying Values (Details) - USD ($)			12 Months Ended
	Mar. 24, 2020	Aug. 27, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Short-term Debt [Line Items]
Subtotal principal amount of debt			$ 83,616,590
Add accrued interest			8,133,346
Less principal payment paid in Series J Preferred Stock (net of interest of $146,067)			(4,853,933)
Less principal payment paid in Series K Preferred Stock (net of interest of $71,495)			(3,295,505)
Less principal payments paid in cash			(17,307,364)
Principal amount of debt outstanding including accrued interest			66,293,134		$ 64,208,708
Placement fee to B. Riley FBR			(4,241,387)	$ (3,550,000)
Commitment fee (2% of unused commitment)			(101,723)
Success based fee to B. Riley FBR			(3,400,000)	(3,400,000)
Legal and other costs			(323,137)	(202,382)
Legal and other costs			323,137	202,382
Subtotal debt discount			(8,066,247)
Less amortization of debt discount			3,967,385
Unamortized debt discount			(4,098,862)		(3,097,980)
Unamortized debt discount			4,098,862		3,097,980
Carrying value at end of year			62,194,272		61,110,728
Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			6,913,865
Add accrued interest			675,958
Less principal payment paid in Series J Preferred Stock (net of interest of $146,067)
Less principal payment paid in Series K Preferred Stock (net of interest of $71,495)			(3,295,505)
Less principal payments paid in cash
Principal amount of debt outstanding including accrued interest			4,294,318		4,464,857
Placement fee to B. Riley FBR			(691,387)
Commitment fee (2% of unused commitment)			(101,723)
Success based fee to B. Riley FBR
Legal and other costs			(120,755)
Legal and other costs			120,755
Subtotal debt discount			(913,865)
Less amortization of debt discount			554,693
Unamortized debt discount			(359,172)		(324,271)
Unamortized debt discount			359,172		324,271
Carrying value at end of year			3,935,146		4,140,586
June 10, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			20,000,000
June 10, 2019 [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
June 14, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			48,000,000
June 14, 2019 [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
August 27, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			3,000,000
August 27, 2019 [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
March 26, 2020 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			6,913,865
March 26, 2020 [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			6,913,865
April 6, 2020 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			5,702,725
April 6, 2020 [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
12% Amended Senior Secured Notes [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			71,000,000	71,000,000
Add accrued interest			7,457,388	1,082,642
Less principal payment paid in Series J Preferred Stock (net of interest of $146,067)			(4,853,933)	(4,853,933)
Less principal payment paid in Series K Preferred Stock (net of interest of $71,495)
Less principal payments paid in cash			(17,307,364)	(17,307,364)
Principal amount of debt outstanding including accrued interest			56,296,091	49,921,345	59,743,851
Placement fee to B. Riley FBR			(3,550,000)
Commitment fee (2% of unused commitment)
Success based fee to B. Riley FBR			(3,400,000)
Legal and other costs		$ (17,382)	(202,382)
Legal and other costs		$ 17,382	202,382
Subtotal debt discount			(7,152,382)	(7,152,382)
Less amortization of debt discount			3,412,692	1,240,782
Unamortized debt discount			(3,739,690)	(5,911,600)	(2,773,709)
Unamortized debt discount			3,739,690	5,911,600	2,773,709
Carrying value at end of year			52,556,401	44,009,745	56,970,142
12% Amended Senior Secured Notes [Member] | Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt	$ 12,000,000
Legal and other costs	(793,109)
Legal and other costs	$ 793,109
12% Amended Senior Secured Notes [Member] | June 10, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			20,000,000	20,000,000
12% Amended Senior Secured Notes [Member] | June 14, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			48,000,000	48,000,000
12% Amended Senior Secured Notes [Member] | August 27, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			3,000,000	3,000,000
12% Amended Senior Secured Notes [Member] | March 26, 2020 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
12% Amended Senior Secured Notes [Member] | April 6, 2020 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
Payroll Protection Program Loan Member [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			5,702,725
Add accrued interest
Less principal payment paid in Series J Preferred Stock (net of interest of $146,067)
Less principal payment paid in Series K Preferred Stock (net of interest of $71,495)
Less principal payments paid in cash
Principal amount of debt outstanding including accrued interest			5,702,725
Placement fee to B. Riley FBR
Commitment fee (2% of unused commitment)
Success based fee to B. Riley FBR
Legal and other costs
Legal and other costs
Subtotal debt discount
Less amortization of debt discount
Unamortized debt discount
Unamortized debt discount
Carrying value at end of year			5,702,725
Payroll Protection Program Loan Member [Member] | June 10, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
Payroll Protection Program Loan Member [Member] | June 14, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
Payroll Protection Program Loan Member [Member] | August 27, 2019 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
Payroll Protection Program Loan Member [Member] | March 26, 2020 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt
Payroll Protection Program Loan Member [Member] | April 6, 2020 [Member]
Short-term Debt [Line Items]
Subtotal principal amount of debt			$ 5,702,725